First Quarter Report
March 31, 2023 (Unaudited)
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	257,892	1,255,933
Total Alternative Strategies Funds (Cost $1,264,191)		1,255,933

Equity Funds 19.5%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	287,679	1,797,990
International 5.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,618,173	32,177,349
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	479,304	4,615,692
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	788,358	8,656,173
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	999,819	9,298,320
Total		54,747,534
U.S. Large Cap 12.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	436,987	15,718,423
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	196,802	15,324,937
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	303,052	8,924,891
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,975,979	31,497,099
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	258,129	9,341,696
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	126,741	4,444,791
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	98,753	3,898,782
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	102,342	4,711,830
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	143,759	4,531,292
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	466,450	14,739,818
Total		113,133,559
Equity Funds (continued)
U.S. Small Cap 1.2%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	222,461	2,602,799
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	241,797	2,466,325
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	113,209	3,176,640
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	106,249	3,528,533
Total		11,774,297
Total Equity Funds (Cost $168,206,171)		181,453,380

Fixed Income Funds 72.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	738,368	5,574,680
Investment Grade 72.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	14,726,587	125,912,314
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,953,696	27,764,746
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,345,021	27,195,020
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,151,783	37,116,941
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,003,287	65,060,539
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,830,567	111,680,549
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	28,198,410	274,370,532
Total		669,100,641
Total Fixed Income Funds (Cost $789,655,057)		674,675,321

Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	5.000%	2,734,000	2,752,413
04/13/2053	5.500%	15,483,000	15,639,342
Total Residential Mortgage-Backed Securities - Agency (Cost $18,124,570)			18,391,755
2	Variable Portfolio – Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2023 (Unaudited)
Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	69,347,452	69,333,583
Total Money Market Funds (Cost $69,326,265)		69,333,583
Total Investments in Securities (Cost: $1,046,576,254)		945,109,972
Other Assets & Liabilities, Net		(16,233,934)
Net Assets		928,876,038
At March 31, 2023, securities and/or cash totaling $1,492,846 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	62	06/2023	USD	5,621,850	—	(3,464)
S&P 500 Index E-mini	18	06/2023	USD	3,723,975	163,719	—
U.S. Treasury 10-Year Note	191	06/2023	USD	21,950,078	641,297	—
U.S. Treasury Ultra Bond	52	06/2023	USD	7,338,500	355,149	—
Total					1,160,165	(3,464)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(26)	06/2023	GBP	(1,986,140)	25,073	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	66,826,318	11,921,805	(9,422,467)	7,927	69,333,583	—	(979)	783,910	69,347,452
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,317,827	—	—	(61,894)	1,255,933	—	—	—	257,892
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	15,118,307	206,853	(499,266)	892,529	15,718,423	—	418,259	—	436,987
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,721,497	337,066	(631,554)	897,928	15,324,937	—	305,374	—	196,802
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,563,850	139,002	(189,152)	60,980	5,574,680	—	(34,988)	80,908	738,368
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	123,980,285	3,248	(2,735,939)	4,664,720	125,912,314	—	(482,221)	—	14,726,587
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	8,378,625	92,601	(463,736)	917,401	8,924,891	—	169,932	—	303,052
Variable Portfolio – Conservative Portfolio | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,754,158	134,132	(811,932)	688,388	27,764,746	—	(3,222)	—	2,953,696
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	26,092,209	147,242	(881,094)	1,836,663	27,195,020	—	(156,039)	—	3,345,021
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	31,979,674	1,187,692	(2,482,184)	1,492,167	32,177,349	—	(34,481)	616,095	2,618,173
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	30,235,241	425,983	(1,292,396)	2,128,271	31,497,099	—	182,933	—	1,975,979
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,212,770	521,653	(160,340)	(232,387)	9,341,696	—	123,284	—	258,129
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,590,882	211,915	(438,098)	238,100	2,602,799	—	(168,066)	—	222,461
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	2,224,528	—	—	241,797	2,466,325	—	—	—	241,797
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	36,709,649	12,349	(776,053)	1,170,996	37,116,941	—	(116,662)	—	4,151,783
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,181,792	2,135	(1,522,585)	2,399,197	65,060,539	—	(270,072)	—	7,003,287
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	1,705,058	162,330	(168,431)	99,033	1,797,990	—	(41,901)	—	287,679
CTIVP® – MFS® Value Fund, Class 1 Shares
	4,512,090	1,420,945	(1,134,410)	(353,834)	4,444,791	—	372,415	—	126,741
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	3,444,817	1,477,091	(1,484,581)	461,455	3,898,782	—	(85,427)	—	98,753
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	4,329,788	1,455,429	(1,151,832)	78,445	4,711,830	—	264,043	—	102,342
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	4,602,426	1,478,321	(991,227)	(558,228)	4,531,292	—	599,540	—	143,759
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	110,197,514	10,744	(2,774,606)	4,246,897	111,680,549	—	(280,055)	—	11,830,567
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	271,112,338	68,942	(6,401,131)	9,590,383	274,370,532	—	(446,135)	—	28,198,410
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	14,209,954	275,987	(303,194)	557,071	14,739,818	—	275,433	—	466,450
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	4,510,225	97,372	(463,579)	471,674	4,615,692	—	(50,332)	66,111	479,304
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	8,393,833	123,231	(526,883)	665,992	8,656,173	—	98,868	41,664	788,358
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	9,219,826	455,254	(681,110)	304,350	9,298,320	—	283,268	201,405	999,819
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,067,135	194,781	(120,376)	35,100	3,176,640	—	90,785	—	113,209
4	Variable Portfolio – Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,488,352	249,929	(307,282)	97,534	3,528,533	—	(17,813)	—	106,249
Total	909,680,968			33,038,655	926,718,217	—	995,741	1,790,093

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | First Quarter Report 2023	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,055,714	5,141,327
Total Alternative Strategies Funds (Cost $5,088,475)		5,141,327

Equity Funds 35.6%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,380,521	8,628,258
International 11.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,003,275	9,260,234
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,567,626	105,296,119
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	6,183,491	59,547,019
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,712,102	40,758,877
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	4,998,534	46,486,368
Total		261,348,617
U.S. Large Cap 21.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,295,454	46,597,472
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	595,674	46,385,146
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,626,233	47,892,557
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,828,834	92,911,610
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,152,497	41,708,869
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	895,050	31,389,408
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	876,122	34,589,306
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	889,420	40,948,921
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	982,241	30,960,227
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,898,182	59,982,549
Total		473,366,065
Equity Funds (continued)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	184,479	7,877,252
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	207,099	7,985,730
Total		15,862,982
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	659,257	7,713,304
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	707,844	7,220,007
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	365,950	10,268,549
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	201,270	6,684,187
Total		31,886,047
Total Equity Funds (Cost $660,544,240)		791,091,969

Fixed Income Funds 59.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,811,311	13,675,400
Investment Grade 59.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	22,618,235	193,385,907
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,150,880	48,418,274
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,560,532	45,207,120
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,076,885	45,387,354
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	15,922,350	147,918,629
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,624,663	251,336,822
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	59,846,176	582,303,295
Total		1,313,957,401
Total Fixed Income Funds (Cost $1,542,922,310)		1,327,632,801
6	Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	5.000%	6,637,000	6,681,700
04/13/2053	5.500%	37,589,000	37,968,561
Total Residential Mortgage-Backed Securities - Agency (Cost $44,001,604)			44,650,261

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	97,747,885	97,728,335
Total Money Market Funds (Cost $97,713,896)		97,728,335
Total Investments in Securities (Cost: $2,350,270,525)		2,266,244,693
Other Assets & Liabilities, Net		(39,775,158)
Net Assets		2,226,469,535
At March 31, 2023, securities and/or cash totaling $3,715,869 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	55	06/2023	USD	5,765,375	299,309	—
Russell 2000 Index E-mini	315	06/2023	USD	28,562,625	—	(21,830)
U.S. Treasury Ultra Bond	191	06/2023	USD	26,954,875	1,304,488	—
Total					1,603,797	(21,830)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(188)	06/2023	GBP	(14,361,320)	181,294	—
MSCI Emerging Markets Index	(115)	06/2023	USD	(5,724,125)	—	(250,534)
S&P 500 Index E-mini	(116)	06/2023	USD	(23,998,950)	—	(1,055,790)
Total					181,294	(1,306,324)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	95,077,223	21,200,517	(18,559,666)	10,261	97,728,335	—	(223)	51,523	97,747,885
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	5,394,952	230	(535)	(253,320)	5,141,327	—	(42)	—	1,055,714
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	44,049,756	—	(478,701)	3,026,417	46,597,472	—	767,136	—	1,295,454
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	44,239,078	—	(692,270)	2,838,338	46,385,146	—	723,503	—	595,674
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	13,923,806	198,715	(631,170)	184,049	13,675,400	—	(120,392)	198,715	1,811,311
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,019,348	10,403	—	230,483	9,260,234	—	—	10,402	1,003,275
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	191,465,292	—	(5,490,269)	7,410,884	193,385,907	—	(971,331)	—	22,618,235
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	44,059,699	—	(842,487)	4,675,345	47,892,557	—	1,017,156	—	1,626,233
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,416,954	—	(6,271,042)	1,272,362	48,418,274	—	(10,927)	—	5,150,880
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	42,700,027	—	(273,668)	2,780,761	45,207,120	—	(43,715)	—	5,560,532
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	105,027,505	2,011,968	(6,850,327)	5,106,973	105,296,119	—	(403,946)	2,011,968	8,567,626
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	88,536,016	—	(1,554,112)	5,929,706	92,911,610	—	776,230	—	5,828,834
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	42,328,225	2,846	—	(622,202)	41,708,869	—	—	—	1,152,497
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	8,030,769	239	(790,446)	472,742	7,713,304	—	(299,800)	—	659,257
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	6,512,163	—	—	707,844	7,220,007	—	—	—	707,844
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	45,089,654	—	(1,158,223)	1,455,923	45,387,354	—	(164,317)	—	5,076,885
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	146,490,749	—	(4,064,036)	5,491,916	147,918,629	—	(637,666)	—	15,922,350
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	8,428,721	774	(12,576)	211,339	8,628,258	—	(3,327)	—	1,380,521
CTIVP® – MFS® Value Fund, Class 1 Shares
	38,463,176	4,530	(5,130,318)	(1,947,980)	31,389,408	—	1,679,681	—	895,050
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	25,446,429	6,096,507	—	3,046,370	34,589,306	—	—	—	876,122
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	34,640,016	6,094,000	(1,210,729)	1,425,634	40,948,921	—	1,525,612	—	889,420
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	37,974,107	4,841	(2,097,655)	(4,921,066)	30,960,227	—	4,753,665	—	982,241
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	248,935,545	—	(7,276,022)	9,677,299	251,336,822	—	(736,886)	—	26,624,663
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	8,122,141	148	(142,746)	(102,291)	7,877,252	—	246,685	—	184,479
8	Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	7,566,648	88	(88,973)	507,967	7,985,730	—	116,240	—	207,099
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	578,525,501	—	(17,839,848)	21,617,642	582,303,295	—	(2,127,683)	—	59,846,176
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	58,116,466	—	(488,863)	2,354,946	59,982,549	—	987,997	—	1,898,182
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	57,054,632	849,921	(4,468,730)	6,111,196	59,547,019	—	(792,194)	849,921	6,183,491
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	37,160,787	198,312	—	3,399,778	40,758,877	—	—	194,687	3,712,102
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	45,195,328	1,003,854	(2,600,493)	2,887,679	46,486,368	—	(61,891)	1,003,854	4,998,534
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	9,912,719	855	—	354,975	10,268,549	—	—	—	365,950
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	6,576,080	3,375	—	104,732	6,684,187	—	—	—	201,270
Total	2,187,479,512			85,446,702	2,221,594,432	—	6,219,565	4,321,070

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2023	9

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	8,658,011	42,164,517
Total Alternative Strategies Funds (Cost $42,307,268)		42,164,517

Equity Funds 49.7%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	13,020,125	81,375,779
International 15.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	3,173,029	29,287,058
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	75,876,848	932,526,465
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	42,195,692	406,344,507
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	30,427,584	334,094,875
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	45,049,062	418,956,279
Total		2,121,209,184
U.S. Large Cap 30.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,241,870	368,400,083
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,718,780	367,451,364
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	15,636,658	460,499,572
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	46,046,568	733,982,301
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	10,445,862	378,035,739
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	9,096,137	319,001,517
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	8,325,207	328,679,156
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	8,874,860	408,598,562
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,946,442	313,511,868
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	20,731,911	655,128,389
Total		4,333,288,551
Equity Funds (continued)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,863,457	79,569,634
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,039,605	78,647,152
Total		158,216,786
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	6,665,530	77,986,705
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	6,197,818	63,217,743
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,891,685	81,140,681
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,955	53,001,646
Total		275,346,775
Total Equity Funds (Cost $5,631,175,534)		6,969,437,075

Fixed Income Funds 43.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,381,784	85,932,466
Investment Grade 43.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	123,856,405	1,058,972,264
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	21,813,445	205,046,387
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	75,826,765	616,471,600
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	27,901,148	249,436,263
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	75,205,600	698,660,026
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	137,862,129	1,301,418,496
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	199,473,849	1,940,880,546
Total		6,070,885,582
Total Fixed Income Funds (Cost $7,164,327,319)		6,156,818,048
10	Variable Portfolio – Moderate Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	5.000%	62,601,000	63,022,616
04/13/2053	5.500%	354,550,000	358,130,122
Total Residential Mortgage-Backed Securities - Agency (Cost $415,034,433)			421,152,738

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	781,017,689	780,861,485
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.265%(a),(d)	30,580,322	30,580,322
Total Money Market Funds (Cost $811,253,278)		811,441,807
Total Investments in Securities (Cost: $14,064,097,832)		14,401,014,185
Other Assets & Liabilities, Net		(381,765,275)
Net Assets		14,019,248,910
At March 31, 2023, securities and/or cash totaling $28,597,947 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	854	06/2023	USD	89,520,550	2,512,596	—
Russell 2000 Index E-mini	2,610	06/2023	USD	236,661,750	—	(181,913)
U.S. Treasury Ultra Bond	694	06/2023	USD	97,940,750	4,739,867	—
Total					7,252,463	(181,913)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(1,391)	06/2023	GBP	(106,258,490)	1,341,382	—
S&P 500 Index E-mini	(788)	06/2023	USD	(163,027,350)	—	(7,172,090)
Total					1,341,382	(7,172,090)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.756	USD	52,323,000	334,997	—	—	334,997	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderate Portfolio | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	745,326,127	161,632,458	(126,186,427)	89,327	780,861,485	—	(7,621)	8,924,825	781,017,689
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	44,271,607	—	(31,051)	(2,076,039)	42,164,517	—	(2,310)	—	8,658,011
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	343,745,896	—	(1,938,953)	26,593,140	368,400,083	—	3,085,124	—	10,241,870
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	345,716,005	—	(3,013,422)	24,748,781	367,451,364	—	3,118,568	—	4,718,780
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	85,694,124	1,247,797	(1,851,583)	842,128	85,932,466	—	(475,746)	1,247,797	11,381,784
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	28,525,217	32,898	—	728,943	29,287,058	—	—	32,899	3,173,029
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 4.265%
	30,273,440	306,882	—	—	30,580,322	—	—	307,439	30,580,322
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,024,292,470	—	—	34,679,794	1,058,972,264	—	—	—	123,856,405
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	417,796,622	—	(3,514,886)	46,217,836	460,499,572	—	7,946,516	—	15,636,658
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	244,354,498	—	(44,953,587)	5,645,476	205,046,387	—	(68,110)	—	21,813,445
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	579,316,486	—	—	37,155,114	616,471,600	—	—	—	75,826,765
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	906,703,495	17,801,965	(32,546,341)	40,567,346	932,526,465	—	(190,946)	17,801,965	75,876,848
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	690,837,982	—	(6,247,620)	49,391,939	733,982,301	—	3,085,660	—	46,046,568
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	383,676,504	—	—	(5,640,765)	378,035,739	—	—	—	10,445,862
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	79,556,468	—	(3,728,293)	2,158,530	77,986,705	—	(576,076)	—	6,665,530
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	57,019,926	—	—	6,197,817	63,217,743	—	—	—	6,197,818
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	244,681,647	—	(2,591,209)	7,345,825	249,436,263	—	(317,474)	—	27,901,148
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	676,098,346	—	—	22,561,680	698,660,026	—	—	—	75,205,600
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	79,532,870	—	(165,706)	2,008,615	81,375,779	—	(44,096)	—	13,020,125
CTIVP® – MFS® Value Fund, Class 1 Shares
	384,035,812	—	(42,972,585)	(22,061,710)	319,001,517	—	19,156,514	—	9,096,137
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	242,615,387	57,034,000	—	29,029,769	328,679,156	—	—	—	8,325,207
12	Variable Portfolio – Moderate Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	335,039,301	57,034,000	(5,488,124)	22,013,385	408,598,562	—	6,856,596	—	8,874,860
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	377,465,325	—	(21,291,205)	(42,662,252)	313,511,868	—	40,634,193	—	9,946,442
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,372,810,669	—	(134,850,791)	63,458,618	1,301,418,496	—	(15,215,221)	—	137,862,129
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	81,004,603	—	(578,752)	(856,217)	79,569,634	—	2,245,853	—	1,863,457
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	73,328,923	—	(210,101)	5,528,330	78,647,152	—	506,712	—	2,039,605
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,900,522,345	—	(26,328,579)	66,686,780	1,940,880,546	—	(2,329,302)	—	199,473,849
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	626,802,486	—	(6,172,093)	34,497,996	655,128,389	—	1,652,979	—	20,731,911
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	394,919,281	5,804,387	(31,947,248)	37,568,087	406,344,507	—	(943,658)	5,804,387	42,195,692
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	304,630,004	1,595,824	—	27,869,047	334,094,875	—	—	1,595,825	30,427,584
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	386,447,388	9,023,816	(370,654)	23,855,729	418,956,279	—	(6,820)	9,023,816	45,049,062
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	78,335,746	—	—	2,804,935	81,140,681	—	—	—	2,891,685
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	52,171,749	—	—	829,897	53,001,646	—	—	—	1,595,955
Total	13,617,548,749			547,777,881	13,979,861,447	—	68,111,335	44,738,953

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | First Quarter Report 2023	13

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,915,969	19,070,768
Total Alternative Strategies Funds (Cost $19,056,841)		19,070,768

Equity Funds 65.3%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,486,009	46,787,555
International 19.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,309,833	12,089,757
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	36,554,086	449,249,717
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	24,365,613	234,640,857
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	17,878,993	196,311,345
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	25,018,090	232,668,231
Total		1,124,959,907
U.S. Large Cap 40.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,012,825	180,311,322
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,308,944	179,797,426
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	8,662,774	255,118,705
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	22,540,175	359,290,394
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,868,845	212,393,497
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,694,547	199,707,776
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,115,847	201,973,637
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	5,343,379	246,009,144
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,222,239	196,124,960
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	10,739,824	339,378,447
Total		2,370,105,308
Equity Funds (continued)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,058,877	45,214,037
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,164,963	44,921,002
Total		90,135,039
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,781,023	44,237,965
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,620,358	36,927,651
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,541,782	43,262,414
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	769,609	25,558,715
Total		149,986,745
Total Equity Funds (Cost $3,124,332,768)		3,781,974,554

Fixed Income Funds 28.4%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,954,611	29,857,315
Investment Grade 27.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,102,537	385,626,690
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,822,168	64,128,383
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,736,657	87,289,022
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,947,300	88,928,863
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,023,860	297,501,660
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	25,347,955	239,284,694
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	46,150,521	449,044,566
Total		1,611,803,878
Total Fixed Income Funds (Cost $1,928,651,370)		1,641,661,193
14	Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	5.000%	19,500,000	19,631,332
04/13/2053	5.500%	110,443,000	111,558,215
Total Residential Mortgage-Backed Securities - Agency (Cost $129,283,685)			131,189,547

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	328,988,931	328,923,133
Total Money Market Funds (Cost $328,845,602)		328,923,133
Total Investments in Securities (Cost: $5,530,170,266)		5,902,819,195
Other Assets & Liabilities, Net		(114,066,398)
Net Assets		5,788,752,797
At March 31, 2023, securities and/or cash totaling $13,302,275 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	177	06/2023	USD	18,554,025	520,761	—
Russell 2000 Index E-mini	1,312	06/2023	USD	118,965,600	—	(91,909)
U.S. Treasury 10-Year Note	1,596	06/2023	USD	183,415,313	5,358,688	—
U.S. Treasury Ultra Bond	200	06/2023	USD	28,225,000	1,365,956	—
Total					7,245,405	(91,909)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(494)	06/2023	GBP	(37,736,660)	476,379	—
S&P 500 Index E-mini	(565)	06/2023	USD	(116,891,438)	—	(5,142,425)
Total					476,379	(5,142,425)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	318,715,176	79,201,244	(69,020,505)	27,218	328,923,133	—	5,605	3,781,113	328,988,931
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	20,189,894	—	(190,872)	(928,254)	19,070,768	—	(15,217)	—	3,915,969
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2023	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	169,937,192	—	(1,814,797)	12,188,927	180,311,322	—	2,431,457	—	5,012,825
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	170,874,472	—	(2,367,996)	11,290,950	179,797,426	—	2,439,113	—	2,308,944
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	30,161,052	433,944	(1,180,512)	442,831	29,857,315	—	(308,769)	433,944	3,954,611
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	11,775,267	13,581	—	300,909	12,089,757	—	—	13,581	1,309,833
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	379,561,492	—	(8,182,565)	14,247,763	385,626,690	—	(1,450,783)	—	45,102,537
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	235,966,126	—	(5,065,355)	24,217,934	255,118,705	—	6,149,831	—	8,662,774
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	82,071,941	—	(19,789,281)	1,845,723	64,128,383	—	(9,943)	—	6,822,168
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	82,256,131	—	(299,716)	5,332,607	87,289,022	—	(58,836)	—	10,736,657
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	443,746,187	8,588,268	(24,516,270)	21,431,532	449,249,717	—	(1,643,422)	8,588,268	36,554,086
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	341,335,829	—	(5,282,905)	23,237,470	359,290,394	—	2,596,889	—	22,540,175
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	215,562,674	—	—	(3,169,177)	212,393,497	—	—	—	5,868,845
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	45,634,649	—	(3,785,339)	2,388,655	44,237,965	—	(1,454,214)	—	3,781,023
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	33,307,293	—	—	3,620,358	36,927,651	—	—	—	3,620,358
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	88,054,356	—	(1,918,941)	2,793,448	88,928,863	—	(266,986)	—	9,947,300
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	293,668,586	—	(6,985,643)	10,818,717	297,501,660	—	(1,067,436)	—	32,023,860
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	45,957,672	—	(440,969)	1,270,852	46,787,555	—	(120,363)	—	7,486,009
CTIVP® – MFS® Value Fund, Class 1 Shares
	236,752,233	—	(27,223,410)	(9,821,047)	199,707,776	—	7,893,658	—	5,694,547
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	153,254,557	30,456,000	—	18,263,080	201,973,637	—	—	—	5,115,847
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	207,951,964	30,456,000	(4,568,358)	12,169,538	246,009,144	—	5,717,703	—	5,343,379
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	232,621,303	—	(19,507,730)	(16,988,613)	196,124,960	—	15,523,978	—	6,222,239
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	236,249,331	—	(6,142,630)	9,177,993	239,284,694	—	(674,079)	—	25,347,955
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	46,685,717	—	(606,608)	(865,072)	45,214,037	—	1,676,428	—	1,058,877
16	Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	42,303,631	—	(263,514)	2,880,885	44,921,002	—	597,744	—	1,164,963
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	445,027,292	—	(12,636,012)	16,653,286	449,044,566	—	(1,627,719)	—	46,150,521
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	328,439,887	—	(3,169,241)	14,107,801	339,378,447	—	4,745,075	—	10,739,824
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	234,180,190	3,360,202	(25,234,654)	22,335,119	234,640,857	—	(713,466)	3,360,202	24,365,613
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	178,998,034	937,693	—	16,375,618	196,311,345	—	—	937,693	17,878,993
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	214,833,718	5,012,365	(515,409)	13,337,557	232,668,231	—	(77,388)	5,012,365	25,018,090
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	41,766,885	—	—	1,495,529	43,262,414	—	—	—	1,541,782
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,158,518	—	—	400,197	25,558,715	—	—	—	769,609
Total	5,632,999,249			230,880,334	5,771,629,648	—	40,288,860	22,127,166

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2023	17

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,993,194	9,706,856
Total Alternative Strategies Funds (Cost $9,889,827)		9,706,856

Equity Funds 81.7%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,366,261	21,039,130
International 25.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	523,997	4,836,493
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	15,224,161	187,104,939
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	15,006,076	144,508,507
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	8,535,724	93,722,251
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	11,373,716	105,775,562
Total		535,947,752
U.S. Large Cap 50.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,234,518	80,375,598
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,034,967	80,592,916
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,156,746	122,416,171
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,063,893	160,418,453
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,679,312	96,964,286
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	2,651,314	92,981,592
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,397,604	94,657,407
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	2,409,521	110,934,361
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,912,805	91,811,620
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,570,242	144,419,636
Total		1,075,572,040
Equity Funds (continued)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	488,453	20,856,972
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	508,267	19,598,766
Total		40,455,738
U.S. Small Cap 3.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,728,040	20,218,069
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	1,530,790	15,614,059
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	697,388	19,568,703
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	462,487	15,359,175
Total		70,760,006
Total Equity Funds (Cost $1,424,471,224)		1,743,774,666

Fixed Income Funds 14.8%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,420,067	10,721,504
Investment Grade 14.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,606,811	65,038,237
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	926,949	8,713,318
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,113,219	41,570,474
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,075,211	65,728,707
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,673,634	44,119,103
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,341,103	81,158,933
Total		306,328,772
Total Fixed Income Funds (Cost $376,479,165)		317,050,276
18	Variable Portfolio – Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038	5.000%	9,551,000	9,615,326
04/13/2053	5.500%	54,123,000	54,669,515
Total Residential Mortgage-Backed Securities - Agency (Cost $63,350,904)			64,284,841

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	59,060,245	59,048,433
Total Money Market Funds (Cost $59,038,133)		59,048,433
Total Investments in Securities (Cost: $1,933,229,253)		2,193,865,072
Other Assets & Liabilities, Net		(58,977,211)
Net Assets		2,134,887,861
At March 31, 2023, securities and/or cash totaling $4,335,919 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	515	06/2023	USD	46,697,625	—	(35,575)
U.S. Treasury Ultra Bond	82	06/2023	USD	11,572,250	560,042	—
Total					560,042	(35,575)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(238)	06/2023	GBP	(18,180,820)	229,510	—
S&P 500 Index E-mini	(293)	06/2023	USD	(60,618,038)	—	(2,666,780)
Total					229,510	(2,666,780)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.756	USD	10,308,000	65,997	—	—	65,997	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Aggressive Portfolio | First Quarter Report 2023	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	58,959,080	16,244,050	(16,159,922)	5,225	59,048,433	—	1,130	701,811	59,060,245
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,678,091	—	(524,697)	(446,538)	9,706,856	—	(46,534)	—	1,993,194
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	75,176,851	—	(496,734)	5,695,481	80,375,598	—	784,490	—	2,234,518
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	76,140,903	—	(825,398)	5,277,411	80,592,916	—	845,547	—	1,034,967
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	10,576,187	155,859	(76,963)	66,421	10,721,504	—	(22,743)	155,594	1,420,067
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	4,682,441	34,135	—	119,917	4,836,493	—	—	5,433	523,997
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	63,329,334	2,778	(528,213)	2,234,338	65,038,237	—	(93,714)	—	7,606,811
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	112,966,837	—	(1,742,419)	11,191,753	122,416,171	—	3,320,313	—	4,156,746
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	12,996,330	—	(4,559,951)	276,939	8,713,318	—	(4,566)	—	926,949
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	38,953,929	115,601	(1,626)	2,502,570	41,570,474	—	(316)	—	5,113,219
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	180,440,894	3,570,066	(5,185,754)	8,279,733	187,104,939	—	(255,917)	3,570,066	15,224,161
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	151,481,465	—	(1,711,718)	10,648,706	160,418,453	—	834,377	—	10,063,893
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	97,970,431	439,850	—	(1,445,995)	96,964,286	—	—	—	2,679,312
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	20,830,102	—	(1,168,875)	556,842	20,218,069	—	(138,850)	—	1,728,040
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	14,083,268	—	—	1,530,791	15,614,059	—	—	—	1,530,790
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	64,341,197	—	(892,039)	2,279,549	65,728,707	—	(138,900)	—	7,075,211
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	20,735,462	2,138	(306,159)	607,689	21,039,130	—	(86,061)	—	3,366,261
CTIVP® – MFS® Value Fund, Class 1 Shares
	109,578,874	239,357	(12,720,634)	(4,116,005)	92,981,592	—	3,208,791	—	2,651,314
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	71,616,704	14,479,634	—	8,561,069	94,657,407	—	—	—	2,397,604
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	91,657,482	13,792,995	(1,092,615)	6,576,499	110,934,361	—	1,369,702	—	2,409,521
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	108,270,745	227,196	(8,900,682)	(7,785,639)	91,811,620	—	7,072,303	—	2,912,805
20	Variable Portfolio – Aggressive Portfolio | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	43,167,075	—	(668,672)	1,620,700	44,119,103	—	(63,277)	—	4,673,634
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	21,585,681	—	(295,042)	(433,667)	20,856,972	—	807,359	—	488,453
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,230,784	305	(40,145)	1,407,822	19,598,766	—	92,059	—	508,267
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	81,576,193	—	(3,765,358)	3,348,098	81,158,933	—	(608,269)	—	8,341,103
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	137,084,228	6,765	(260,107)	7,588,750	144,419,636	—	338,686	—	4,570,242
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	141,504,410	2,064,625	(13,646,428)	14,585,900	144,508,507	—	(1,482,991)	2,064,625	15,006,076
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	84,556,118	1,399,070	—	7,767,063	93,722,251	—	—	447,670	8,535,724
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	97,462,527	2,311,457	(10,694)	6,012,272	105,775,562	—	—	2,278,279	11,373,716
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,824,382	71,315	—	673,006	19,568,703	—	—	—	697,388
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	14,815,005	320,846	—	223,324	15,359,175	—	—	—	462,487
Total	2,054,273,010			95,410,024	2,129,580,231	—	15,732,619	9,223,478

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | First Quarter Report 2023	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7069_12_B01_(05/23)